Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Fair Value through Profit and Loss [Line Items]
Total trading assets		€ 139,772	€ 125,275
Positive market values from derivative financial instruments		291,800	251,877
Securities borrowed		44	39
Total non-trading financial assets mandatory at fair value through profit or loss		114,324	88,047
Total financial assets designated at fair value through profit or loss		0	75
Total financial assets at fair value through profit or loss		545,895	465,273
Trading Financial Assets [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Trading securities		124,857	115,832
Other trading assets	[1]	14,914	9,443
Total trading assets		139,772	125,275
Positive market values from derivative financial instruments		291,800	251,877
Total trading financial assets		431,571	377,151
Non-Trading Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreement		88,736	65,937
Securities borrowed		15,913	13,036
Loans		1,954	812
Other financial assets mandatory at fair value through profit or loss		7,721	8,261
Total non-trading financial assets mandatory at fair value through profit or loss		114,324	88,047
Designated Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Loans		0	75
Other financial assets mandatory at fair value through profit or loss		0	0
Total financial assets designated at fair value through profit or loss		€ 0	€ 75

[1]	Includes traded loans of € 11.4 billion and € 8.2 billion at December 31, 2024 and 2023 respectively